Schedule of Equipment By Location (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 29,234	$ 33,522
ANGUILLA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment		60
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	18,730	20,143
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	7,439	9,279
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 3,065	$ 4,040